INCOME TAXES - Roll Forward of Deferred Tax Asset (Liabilities) Presented in Consolidated Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	$ 27,809	$ 25,840
Recognised in profit or loss	21,101	5,106
Recognised directly in equity	10,860	12,416
Acquisitions/disposals	(313)	(4,756)
Additions from business combinations	(2,342)	(10,797)
Closing Balance	57,115	27,809
Foreign exchange loss, deferred tax asset	3,721	421
Share-based compensation plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	19,466	11,587
Recognised in profit or loss	462	(76)
Recognised directly in equity	10,860	12,416
Acquisitions/disposals	0	(4,461)
Additions from business combinations	0	0
Closing Balance	30,788	19,466
Provision for vacation and bonus
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	10,370	6,533
Recognised in profit or loss	13,085	3,829
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	1,166	8
Closing Balance	24,621	10,370
Intercompany trade payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	10,247	3,553
Recognised in profit or loss	8,366	6,694
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	0
Closing Balance	18,613	10,247
Property, equipment and intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(18,275)	1,163
Recognised in profit or loss	1,271	(7,065)
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	(3,508)	(12,373)
Closing Balance	(20,512)	(18,275)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(2,799)	(1,752)
Recognised in profit or loss	(882)	(1,047)
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	0
Closing Balance	(3,681)	(2,799)
Allowance for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	727	928
Recognised in profit or loss	877	(224)
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	23
Closing Balance	1,604	727
Contingencies
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	992	714
Recognised in profit or loss	(636)	215
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	63
Closing Balance	356	992
Inflation adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	3,080	1,186
Recognised in profit or loss	(723)	1,408
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	486
Closing Balance	2,357	3,080
Other assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(1,122)	(1,028)
Recognised in profit or loss	(282)	(94)
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	0
Closing Balance	(1,404)	(1,122)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	2,160	917
Recognised in profit or loss	(654)	247
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	996
Closing Balance	1,506	2,160
Subtotal
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	24,846	23,801
Recognised in profit or loss	20,884	3,887
Recognised directly in equity	10,860	12,416
Acquisitions/disposals	0	(4,461)
Additions from business combinations	(2,342)	(10,797)
Closing Balance	54,248	24,846
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	2,963	2,039
Recognised in profit or loss	217	1,219
Recognised directly in equity	0	0
Acquisitions/disposals	(313)	(295)
Additions from business combinations	0	0
Closing Balance	$ 2,867	$ 2,963